Consolidated Statements Of Changes In Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Equity [Abstract]
Pension liability adjustment, tax	$ 20	$ 16	$ 44
Unrealized loss on available for sale securities, tax	2	2	9
Gains/Losses deferred, tax	14	19	4
Gains/Losses reclassified to earnings, tax	0	19	15
Redeemable noncontrolling interest	$ 2	$ 3